Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [abstract]
Consolidation	Consolidation
The consolidated financial statements include information about the Company and its subsidiaries in which Azul held direct or indirect control. Control of a subsidiary is achieved when Azul is exposed, or has rights, to variable returns in such subsidiaries and has the power to influence the investee's operating and financial decisions.
The financial information of the subsidiaries has been prepared using the same accounting policies as the Company.
All related party assets and liabilities, equity, income, expenses and cash flows related to transactions between related parties are eliminated in full in the consolidation process.

New accounting standards and interpretations adopted for the period
4.2    New accounting standards and interpretations adopted for the year
On March 31, 2021, the IASB extended until June 30, 2022 the application of the practical expedient of IFRS-16 (“lease concessions”) as a result of the COVID-19 pandemic. In certain renegotiations of its lease contracts, the Company adopted the provisions of said standard and the effects on these consolidated financial statements are immaterial.

New accounting standards and pronouncements not yet adopted
4.3    New accounting standards and pronouncements not yet adopted
There are no other standards and interpretations issued and not yet adopted that, in Management’s opinion, may have a significant impact on the result or equity disclosed by the Company.

Segment information	Segment informationAn operating segment is a component of the Company that develops business activities to obtain revenues and incur expenses. The operating segments reflect the way in which the Company's Management reviews the financial information for decision-making.
Significant accounting estimates
4.5    Significant accounting estimates
As disclosed in note 3, Management makes judgments that have a significant effect on the amounts recognized in the financial statements, namely:
•provision for impairment of aircraft, engines and onerous liability (note 1.4);
•business combination (note 2);
•allowance for expected losses (note 7);
•provision for inventory losses (note 9)
•analysis of recoverability of maintenance deposits (note 10);
•annual impairment test of deferred taxes (note 14);
•useful life of property and equipment and intangible assets with finite useful life (notes 15 and 17);
•annual impairment test of goodwill (note 17);
•slot recovery analysis (note 17);
•ticket breakage revenue and frequent-flyer programs (note 22);
•provision for return of aircraft and engines (note 23.1.1);
•provision for tax, civil and labor risks (note 23.1.3);
•provision for post-employment benefits (note 23.1.4); and
•share-based payment (note 27).
The Company continuously revises the assumptions used in its accounting estimates. The effect of revisions to accounting estimates is recognized in the financial statements in the year in which such revisions are made.

Foreign currency transactions
4.6    Foreign currency transactions
Foreign currency transactions are recorded at the exchange rate in effect at the date the transactions take place. Monetary assets and liabilities designated in foreign currency are calculated based on the exchange rate in effect at the reporting date, and any difference resulting from currency conversion is recorded under the line item “Foreign currency exchange, net” in the statements of operations for the year.
The exchange rates in Brazilian reais at the date of these consolidated financial statements are as follows:

	Final rate			Average rate
	Year ended December 31,			Year ended December 31,
Description	2021	2020	2019	2021	2020	2019

U.S. dollar	5.5805	5.1967	4.0307	5.3956	5.1578	3.9461
Euro	6.3210	6.3779	4.5305	6.3784	5.8989	4.4159